Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	510,000,000	110,048,016	201,142,870
Common stock, shares issued (in Shares)	106,253,742	13,118,276	24,788,845
Common stock, shares outstanding (in Shares)	106,253,742	13,118,276	24,788,845
Previously Reported
Common stock, shares authorized (in Shares)		219,481,484
Common stock, shares issued (in Shares)		26,163,296
Common stock, shares outstanding (in Shares)		26,163,296
Redeemable Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		78,739,567	138,700,810
Convertible preferred stock, shares issued		72,794,660
Convertible preferred stock, shares outstanding		72,794,660
Convertible preferred stock, liquidation preference	$ 0	$ 167,038	$ 104,634
Redeemable Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares authorized		157,039,424
Convertible preferred stock, shares issued		145,182,811	145,182,811
Convertible preferred stock, shares outstanding		100,608,468	100,608,468